SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 26:- SEGMENT INFORMATION

The Group operates in three geographical segments: Israel, Europe (principally Germany) and Rest of the world (“ROW”).

Management monitors the operating results of its geographical units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on segment profit. SG&A Group expenses and some research and development expenses are mostly allocated to the separate geographic units. Some corporate expenses, some research and development expenses, finance costs and finance income and income taxes are managed on a group basis and are not allocated to the geographic segments.

Revenues are allocated based on the location of the end customer. The Group presents disaggregated revenue information based on types of customers: Individual customers and communities, Institutions and payers (income from service agreements with institutions, insurance companies and HMOs), and others.

NOTE 26:- SEGMENT INFORMATION (Cont.)

a.	Segment revenues:

	Individuals
	and	Institutions
	communities	and payers	Others	Total
Year ended December 31, 2022:
Europe	—	13,374	—	13,374
Israel	22,161	22,975	2	45,138
ROW	—	—	486	486

Total revenues	22,161	36,349	488	58,998

Year ended December 31, 2021:
Europe	—	17,942	—	17,942
Israel	22,331	8,832	27	31,190
ROW	—	—	450	450

Total revenues	22,331	26,774	477	49,582

Year ended December 31, 2020:
Europe	—	17,040	—	17,040
Israel	21,067	1,436	3	22,506
ROW	—	—	618	618

Total revenues	21,067	18,476	621	40,164

b.	Reporting on geographic segments:

	Year ended
	December 31,
	2022	2021	2020
Segment profit (loss):

Europe	(3,044)	(477)	(1,373)
Israel	8,641	8,226	4,804
ROW	(2,972)	(1,132)	(63)

	2,625	6,617	3,368
Unallocated income and expenses:
Corporate, R&D and other expenses	(7,375)	(6,798)	(2,934)
Other expenses	(416)	(316)	(38)

Operating profit (loss)	(5,166)	(497)	396
Financial income (expenses), net	6,478	(12,972)	(319)

Profit (loss) before taxes on income	1,312	(13,469)	77

NOTE 26:- SEGMENT INFORMATION (Cont.)

c.	Additional information:

	Europe	Israel	Others	Total
Year ended December 31, 2022

Depreciation and amortization	2,654	4,470	10	7,134

						Unallocated
	Europe		Israel		ROW	assets	Total
Non-current assets	27,132		40,056		1,767	2,636	71,591

Year ended December 31, 2021

Depreciation and amortization (1)	2,765		2,735		—	—	5,500

Non-current assets	27,697	(2)	45,376	(2)	—	2,260	75,333

	Europe	Israel	Others	Total
Year ended December 31, 2020

Depreciation and amortization (1)	2,906	2,039	31	4,976

(1)Includes impairment.

(2)Reclassified.

d.	Additional information about revenues:

Revenues from major customers which each account for 10% or more of total revenues as reported in the financial statements:

	Year ended December 31,
	2022	2021	2020

Customer A – institutions and payers	—	7,126	7,339